Supplement to the
Fidelity® International Growth Fund and
Fidelity Total International Equity Fund
December 30, 2013
Prospectus

The following information replaces similar information for Fidelity Total International Equity Fund found in the "Fund Summary" section under the heading "Investment Adviser" on page 11.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information for Fidelity Total International Equity Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 11.

Sammy Simnegar (co-manager) has managed the fund since June 2014.

Jed Weiss (co-manager) has managed the fund since November 2007.

Alexander Zavratsky (co-manager) has managed the fund since September 2011.

The following information replaces similar information for FMR Co., Inc. and Fidelity Management & Research (U.K.) Inc. found in the "Fund Management" section on page 29.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for each fund.

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.) at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2012, FMR U.K. had approximately $17.7 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR U.K. is an affiliate of the Adviser.

The following information replaces the biographical information found in the "Fund Management" section on page 30.

Sammy Simnegar is co-manager of Fidelity Total International Equity Fund, which he has managed since June 2014. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Simnegar has worked as an equity research analyst and portfolio manager.

Jed Weiss is co-manager of Fidelity Total International Equity Fund, which he has managed since November 2007. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Weiss has worked as a research analyst and portfolio manager.

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Alexander Zavratsky is co-manager of Fidelity Total International Equity Fund, which he has managed since September 2011. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Zavratsky has worked as a research analyst, portfolio assistant, and portfolio manager.

Supplement to the
Fidelity Advisor® Total International Equity Fund
Institutional Class
December 30, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Sammy Simnegar (co-manager) has managed the fund since June 2014.

Jed Weiss (co-manager) has managed the fund since November 2007.

Alexander Zavratsky (co-manager) has managed the fund since September 2011.

Effective July 1, 2014, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 15 .

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

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6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary; and

9. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information replaces similar information for FMR Co., Inc. and Fidelity Management & Research (U.K.) Inc. found in the "Fund Management" section on page 24.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.) at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2012, FMR U.K. had approximately $17.7 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of the Adviser.

The following information replaces the biographical information found in the "Fund Management" section on page 25.

Sammy Simnegar is co-manager of the fund, which he has managed since June 2014. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Simnegar has worked as an equity research analyst and portfolio manager.

Jed Weiss is co-manager of the fund, which he has managed since November 2007. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Weiss has worked as a research analyst and portfolio manager.

Alexander Zavratsky is co-manager of the fund, which he has managed since September 2011. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Zavratsky has worked as a research analyst, portfolio assistant, and portfolio manager.

Supplement to the
Fidelity Advisor® Total International Equity Fund
Class A, Class T, Class B, and Class C
December 30, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 7.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Sammy Simnegar (co-manager) has managed the fund since June 2014.

Jed Weiss (co-manager) has managed the fund since November 2007.

Alexander Zavratsky (co-manager) has managed the fund since September 2011.

Effective July 1, 2014, the following information will be removed from the "Shareholder Information" section under the heading "Buying Shares" on page 17.

Purchase and balance minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

The following information replaces similar information for FMR Co., Inc. and Fidelity Management & Research (U.K.) Inc. found in the "Fund Management" section on page 25.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.) at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2012, FMR U.K. had approximately $17.7 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of the Adviser.

The following information replaces the biographical information found in the "Fund Management" section on page 26.

Sammy Simnegar is co-manager of the fund, which he has managed since June 2014. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Simnegar has worked as an equity research analyst and portfolio manager.

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Jed Weiss is co-manager of the fund, which he has managed since November 2007. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Weiss has worked as a research analyst and portfolio manager.

Alexander Zavratsky is co-manager of the fund, which he has managed since September 2011. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Zavratsky has worked as a research analyst, portfolio assistant, and portfolio manager.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 28.

Sales Charges and Concessions - Class A

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00%C
$4,000,000 but less than $25,000,000	None	None	0.50%C
$25,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 32.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 29.

Sales Charges and Concessions - Class T

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 32.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" beginning on page 32.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares held in account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class T's front-end sales charge on purchases of $10.00 or less.

Supplement to the
Fidelity® Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund
December 30, 2013
Prospectus

The following information supplements similar information for Fidelity Emerging Markets Discovery Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Allocating the fund's assets across emerging markets sectors, using different Fidelity managers.

The following information replaces similar information Fidelity Emerging Markets Discovery Fund found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information Fidelity Emerging Markets Discovery Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Doug Chow (co-manager), Tim Gannon (co-manager), Jim Hayes (co-manager), Per Johansson (co-manager), Greg Lee (co-manager), and Sam Polyak (co-manager) have managed the fund since June 2014.

The following information supplements information for Fidelity Emerging Markets Discovery Fund found in the "Fund Basics" section under the heading "Principal Investments Strategies" on page 15.

The Adviser allocates the fund's assets across emerging markets sectors, using different Fidelity managers to handle investments. At present, those sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The Adviser expects the fund's sector allocations will approximate the sector weightings of the MSCI Emerging Markets SMID Cap Index. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

The following information replaces similar information found in the "Fund Management" section on page 33.

FMRC serves as sub-adviser for each fund. FMRC has day-to-day responsibility for choosing certain types of investments for each fund.

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  FMR U.K., at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2012, FMR U.K. had approximately $17.7 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for each fund. FMR U.K. is an affiliate of the Adviser.
  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2012, FMR H.K. had approximately $7.6 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for each fund. FMR H.K. is an affiliate of the Adviser.

The following information replaces the biographical information found in the "Fund Management" section beginning on page 34.

John Carlson is lead portfolio manager of Fidelity Total Emerging Markets Fund, which he has managed since November 2011. He also managing other funds. Since joining Fidelity Investments in 1995, Mr. Carlson has worked as a portfolio manager.

Doug Chow is co-manager of Fidelity Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund, which he has managed since June 2014 and November 2011, respectively. He also manages other funds. Prior to joining Fidelity Investments in 2009 as an equity research analyst, Mr. Chow served as a portfolio manager for Perry Capital in New York and Hong Kong beginning in 2006.

Tim Gannon is co-manager of Fidelity Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund, which he has managed since June 2014 and November 2011, respectively. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Gannon has worked as a research analyst and portfolio manager.

Jim Hayes is co-manager of Fidelity Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund, which he has managed since June 2014 and November 2011, respectively. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Hayes has worked as a research analyst and portfolio manager.

Per Johansson is co-manager of Fidelity Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund, which he has managed since June 2014 and November 2011, respectively. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Johansson has worked as a research analyst and portfolio manager.

Greg Lee is co-manager of Fidelity Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund, which he has managed since June 2014 and May 2012, respectively. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Lee has worked as a research analyst and portfolio manager.

Sam Polyak is co-manager of Fidelity Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund, which he has managed since June 2014 and November 2011, respectively. He also manages other funds. Prior to joining Fidelity Investments in 2010 as a portfolio manager, Mr. Polyak served as a portfolio manager for Ninth Wave Capital Management beginning in 2007 and as a director for OppenheimerFunds, Inc. in New York beginning in 2005.

Supplement to the
Fidelity Advisor® Emerging Markets Discovery Fund
Institutional Class
December 30, 2013
Prospectus

The following information replaces similar information for found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Allocating the fund's assets across emerging markets sectors, using different Fidelity managers.

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Doug Chow (co-manager), Tim Gannon (co-manager), Jim Hayes (co-manager), Per Johansson (co-manager), Greg Lee (co-manager), and Sam Polyak (co-manager) have managed the fund since June 2014.

The following information supplements information for found in the "Fund Basics" section under the heading "Principal Investments Strategies" on page 8.

The Adviser allocates the fund's assets across emerging markets sectors, using different Fidelity managers to handle investments. At present, those sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The Adviser expects the fund's sector allocations will approximate the sector weightings of the MSCI Emerging Markets SMID Cap Index. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

Effective July 1, 2014, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 15.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

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2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary; and

9. Destiny® Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information replaces similar information found in the "Fund Management" section on page 24.

FMRC serves as sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

The following information replaces similar information found in the "Fund Management" section on page 24.

  FMR U.K., at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2012, FMR U.K. had approximately $17.7 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR U.K. is an affiliate of the Adviser.
  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2012, FMR H.K. had approximately $7.6 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR H.K. is an affiliate of the Adviser.

The following information replaces the biographical information found in the "Fund Management" section on page 25.

Doug Chow is co-manager of the fund, which he has managed since June 2014. He also manages other funds. Prior to joining Fidelity Investments in 2009 as an equity research analyst, Mr. Chow served as a portfolio manager for Perry Capital in New York and Hong Kong beginning in 2006.

Tim Gannon is co-manager of the fund, which he has managed since June 2014. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Gannon has worked as a research analyst and portfolio manager.

Jim Hayes is co-manager of the fund, which he has managed since June 2014. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Hayes has worked as a research analyst and portfolio manager.

Per Johansson is co-manager of the fund, which he has managed since June 2014. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Johansson has worked as a research analyst and portfolio manager.

Greg Lee is co-manager of the fund, which he has managed since June 2014. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Lee has worked as a research analyst and portfolio manager.

Sam Polyak is co-manager of the fund, which he has managed since June 2014. He also manages other funds. Prior to joining Fidelity Investments in 2010 as a portfolio manager, Mr. Polyak served as a portfolio manager for Ninth Wave Capital Management beginning in 2007 and as a director for OppenheimerFunds, Inc. in New York beginning in 2005.

Supplement to the
Fidelity Advisor® Emerging Markets Discovery Fund
Class A, Class T, and Class C
December 30, 2013
Prospectus

The following information supplements similar information for found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Allocating the fund's assets across emerging markets sectors, using different Fidelity managers.

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Doug Chow (co-manager), Tim Gannon (co-manager), Jim Hayes (co-manager), Per Johansson (co-manager), Greg Lee (co-manager), and Sam Polyak (co-manager) have managed the fund since June 2014.

The following information supplements information for found in the "Fund Basics" section under the heading "Principal Investments Strategies" on page 9.

The Adviser allocates the fund's assets across emerging markets sectors, using different Fidelity managers to handle investments. At present, those sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The Adviser expects the fund's sector allocations will approximate the sector weightings of the MSCI Emerging Markets SMID Cap Index. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

Effective July 1, 2014, the following information will be removed from the "Shareholder Information" section under the heading "Buying Shares" beginning on page 17.

Purchase and balance minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

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The following information replaces similar information found in the "Fund Management" section on page 25.

FMRC serves as sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

The following information replaces similar information found in the "Fund Management" section on page 25.

  FMR U.K., at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2012, FMR U.K. had approximately $17.7 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR U.K. is an affiliate of the Adviser.
  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2012, FMR H.K. had approximately $7.6 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR H.K. is an affiliate of the Adviser.

The following information replaces the biographical information found in the "Fund Management" section on page 26.

Doug Chow is co-manager of the fund, which he has managed since June 2014. He also manages other funds. Prior to joining Fidelity Investments in 2009 as an equity research analyst, Mr. Chow served as a portfolio manager for Perry Capital in New York and Hong Kong beginning in 2006.

Tim Gannon is co-manager of the fund, which he has managed since June 2014. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Gannon has worked as a research analyst and portfolio manager.

Jim Hayes is co-manager of the fund, which he has managed since June 2014. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Hayes has worked as a research analyst and portfolio manager.

Per Johansson is co-manager of the fund, which he has managed since June 2014. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Johansson has worked as a research analyst and portfolio manager.

Greg Lee is co-manager of the fund, which he has managed since June 2014. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Lee has worked as a research analyst and portfolio manager.

Sam Polyak is co-manager of the fund, which he has managed since June 2014. He also manages other funds. Prior to joining Fidelity Investments in 2010 as a portfolio manager, Mr. Polyak served as a portfolio manager for Ninth Wave Capital Management beginning in 2007 and as a director for OppenheimerFunds, Inc. in New York beginning in 2005.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 28.

Sales Charges and Concessions - Class A

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00%C
$4,000,000 but less than $25,000,000	None	None	0.50%C
$25,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 35.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 28.

Sales Charges and Concessions - Class T

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 35.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" beginning on page 31.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares held in account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny® Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class T's front-end sales charge on purchases of $10.00 or less.